Commitments and Contingencies - License Agreements - Additional Information (Details) - TMRC - USD ($) $ in Millions	1 Months Ended						12 Months Ended
	Sep. 30, 2021	May 31, 2021	Jan. 31, 2021	Sep. 30, 2016	May 31, 2016	Sep. 30, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Up-front license fee						$ 1.0
Payment of up-front license fee					$ 0.5	0.5
Payments per indication due upon the successful achievement of clinical and regulatory milestones						$ 13.0
Payments made upon achievement of development milestone	$ 1.0	$ 2.0	$ 2.0	$ 1.0						$ 1.0
Fees incurred under supply management agreement							$ 0.6	$ 0.9
Payments made under the supply management agreement									$ 0.0